Equity share capital and share premium (Details)	6 Months Ended
	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 € / shares	Dec. 31, 2023 € / shares
Disclosure of classes of share capital [line items]
Balance at beginning of the period	$ 106,000,000
Balance at end of the period	(22,000,000)
Share capital
Disclosure of classes of share capital [line items]
Balance at beginning of the period	267,000,000
Balance at end of the period	267,000,000
Share premium
Disclosure of classes of share capital [line items]
Balance at beginning of the period	5,989,000,000
Balance at end of the period	$ 5,989,000,000
Ordinary shares
Disclosure of classes of share capital [line items]
Total shares at beginning | shares	597,640,000
Share issuance | shares	30,000.00
Par value | € / shares		€ 0.01	€ 0.01
Total shares at period end | shares	597,670,000